Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes
Income / (loss) before income taxes consisted of the following:

	Years ended December 31,
	2014	2013	2012
	(in thousands)
Luxembourg	$36,783	$55,904	$(24,451)
United States	3,631	206	(444)
Other Jurisdictions	193,463	(8,085)	80,597
Total	$233,877	$48,025	$55,702

Components of Income Tax (Provision) Benefit

The components of income tax (provision) / benefit consisted of the following:

	Years ended December 31,
	2014	2013	2012
	(in thousands)
Current income tax expense:
Luxembourg	$(979)	$(816)	$(535)
United States	(6,030)	(1,885)	(4,404)
Other Foreign	(19,950)	(22,941)	(20,540)
Total current	$(26,959)	$(25,642)	$(25,479)
Deferred tax benefit (expense):
Luxembourg	$(1)	$(32)	$32
United States	4,281	2,053	4,646
Other Foreign	(22,941)	1,098	(912)
Total deferred	$(18,661)	$3,119	$3,766
Income tax expense	$(45,620)	$(22,523)	$(21,713)

Reconciliation Between Luxembourg Statutory Rate and Our Effective Tax Rate
A reconciliation between the Luxembourg statutory rate of 29.2% for the years ended December 31, 2014 and 2013 (and 28.8% for the year ended 2012) and our effective tax rate is as follows:

	Years ended December 31,
	2014	2013	2012
Statutory rate	29.2%	29.2%	28.8%
Effect of tax rates different than the Luxembourg statutory tax rate	(17.5)%	27.1%	6.8%
Change in valuation allowance	10.2%	(9.0)%	3.4%
Adjustments related to prior years	(2.4)%	(0.4)%	—%
Effective tax rate	19.5%	46.9%	39.0%

Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities consisted of the following:

	December 31,
	2014	2013
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$33,537	$26,402
Depreciation and amortization	54,815	—
Accrued payroll expenses	9,086	7,048
Deferred revenue	19,107	6,184
Other	1,187	13
Deferred tax assets	117,732	39,647
Less: valuation allowance	(78,328)	(14,999)
Total deferred tax assets	$39,404	$24,648
Deferred tax liabilities:
Depreciation and amortization	$—	$(958)
Deferred expenses	(21,937)	(12,309)
Other	(1,220)	(32)
Total deferred tax liabilities	$(23,157)	$(13,299)
Net deferred tax assets	$16,247	$11,349

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2014 and 2013 is as follows:

	December 31,
	2014	2013
	(in thousands)
Balance, beginning of year	$736	$—
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	3,473	736
Increases in unrecognized tax benefits as a result of tax positions taken during current year	19,039	—
Balance, end of year	$23,248	$736